Income Taxes Reconciliation of Provision (Benefit) for income Taxes Reported in Consolidated Statements Of Income with Tax at Statutory Rate (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 01, 2015
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes	$ 2,138,900,000	$ 1,470,700,000	$ 1,911,600,000
Tax at statutory federal rate	748,600,000	514,800,000	669,100,000
Net deferred tax liability revaluation1	(99,500,000)	0.00	0.00
Tax credits	(52,400,000)	(62,200,000)	(1,900,000)
Stock-based compensation2	(25,100,000)	0	0
Dividends received deduction	(20,700,000)	(22,600,000)	(19,800,000)
Exempt interest income	(16,900,000)	(15,700,000)	(17,800,000)
Tax-deductible dividends	(9,700,000)	(6,100,000)	(7,900,000)
State income taxes, net of federal taxes	6,000,000	6,600,000	2,300,000
Other items, net	400,000	(1,800,000)	600,000
Non-taxable gain4	0	0	(13,800,000)
Total income tax provision	$ 540,800,000	$ 413,500,000	$ 611,100,000
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax at statutory federal rate	35.00%	35.00%	35.00%
Net deferred tax liability revaluation1	(5.00%)	0.00%	0.00%
Tax credits	(2.00%)	(4.00%)	(0.00%)
Stock-based compensation2	(1.00%)	0.00%	0.00%
Dividends received deduction	(1.00%)	(2.00%)	(1.00%)
Exempt interest income	(1.00%)	(1.00%)	(1.00%)
Tax-deductible dividends	(0.00%)	(0.00%)	(0.00%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount	$ 10,100,000	$ 500,000	$ 300,000
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent	0.00%	0.00%	0.00%
State income taxes, net of federal taxes	0.00%	0.00%	0.00%
Other items, net	0.00%	0.00%	0.00%
Non-taxable gain4	0.00%	0.00%	(1.00%)
Total income tax provision	25.00%	28.00%	32.00%
ARX Holding Corp.
Business Acquisition [Line Items]
Ownership interest prior to acquisition				5.00%